united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive St 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-493-3313

Date of fiscal year end: 11/30

Date of reporting period: 11/30/15

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

HORIZON ACTIVE ASSET ALLOCATION FUND

Class A Shares HASAX
Class N Shares AAANX

HORIZON ACTIVE INCOME FUND

Class N Shares AIMNX

HORIZON ACTIVE RISK ASSIST FUND

Class A Shares ARAAX
Class N Shares ARANX

Annual Report
November 30, 2015

Investor Information: 1-855-754-7932

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of HORIZON ACTIVE ASSET ALLOCATION FUND, HORIZON ACTIVE INCOME FUND and HORIZON ACTIVE RISK ASSIST FUND. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

This Page Intentionally Left Blank.

January 1, 2016

Dear Shareholders:

Global markets in 2015 were dominated by only a few factors: U.S. Federal Reserve policy, Emerging Markets – especially China and Greece, and falling oil prices.

The year began with investors contemplating the impact and timing of a federal rate hike. Markets fluctuated all year based on when investors believed the first U.S. interest rate hike in nearly a decade would occur.

Declining oil prices would have occasional negative impacts on the market, especially International equities, which moved in tandem with oil prices all year.

Approaching mid-year, China’s equity markets dramatically outperformed and then plunged as a confluence of first-time investors entering the market was offset by Chinese government efforts to temper the frothy enthusiasm. The Greek debt crisis also came to a head, causing equity market volatility, especially in Europe. With that as a backdrop, the NASDAQ index hit a record high, finally exceeding highs attained during the Internet bubble in the 2000.

The summer witnessed volatility not seen since the financial crisis of 2008. The malaise started in China after it devalued its currency but quickly rolled through other emerging markets then to developed markets. Markets fell, as volatility from the impact of interest rate increases by the U.S. Federal Reserve on Emerging Markets and a growing awareness that China is slowing economic growth sapped investor confidence.

Markets rebounded strongly in October as panic selling subsided and investors begin to get used to the fact that the Federal Reserve would soon raise interest-rates. Economically sensitive stocks that were hit so hard during the summer rebounded strongly towards the end of the year.

After all of that U.S. equity markets finished nearly flat for the year.

For the fiscal year ended November 30, 2015, the Horizon Active Asset Allocation Fund returned -2.01%, while the S&P 500 Total Return Index returned 2.75% and the MSCI All-Country World ex-U.S. Index returned -7.32%. Although investment performance was relatively flat during the fiscal year, a combination of uncertainty around global central bank policy, drops in the commodities space and shaky emerging markets led to increased volatility overall. Fund management consciously overweight Domestic Growth and Currency Hedged International equities at relevant times during the year to take advantage of critical market trends. Decisive underweights to energy and commodities also benefited the Fund during the year. The decision to overweight International exposures during the year detracted from performance.

In a year where the attention of fixed-income investors was rapt with the inevitability of a U.S. Federal Reserve interest rate increase, the Horizon Active Income Fund declined -1.18% for the fiscal year while the Barclays U.S. Aggregate Bond Index returned 0.97%. Horizon’s conscious avoidance of high risk fixed income exposures like high-yield bonds, bank loans and master limited partnerships aided Fund performance. Our shorter duration positioning in anticipation of U.S. Federal Reserve interest-rate action detracted from performance for most of the fiscal year. The Fund was managed to an average duration during the year of 3 years, versus the Barclays Aggregate Index’s average duration of 5.5 years. Given the Fund’s shorter duration profile, the Federal Reserve’s decision to not raise rates in September detracted from performance.

The Horizon Active Risk Assist Fund finished the fiscal year with performance between U.S. equity and international equity markets, as measured by the S&P 500 Total Return Index and the MSCI All Country World Ex-U.S. Index, respectively. For the fiscal year ended November 30, 2015, the Horizon Active Risk Assist Fund returned -4.29%, while the S&P 500 returned 2.75% and the MSCI All-Country World Index excluding U.S. returned -7.32%. Hedges signaled by the Risk Assist algorithm, which take the form of allocations to ETFs that invest in U.S. Treasury securities, began to enter the portfolio in late August as global equity volatility rose with declining markets. The Fund was managed to a maximum hedge allocation of approximately 35% towards the end of September, then the hedge was systematically reduced to approximately 17% by the end of November in response to improving financial conditions. Our decision to initiate options positions helped the performance of the Fund through the first part of the downturn in late August, helping to cushion the Fund as global markets fell. Our decision to include exposure to international markets in the second quarter detracted from performance, as these markets trailed domestic equity markets. The Fund’s rolling one month realized volatility was below both domestic and international equity markets throughout the year, averaging 13.1% against average 1 month realized volatility of 14.9% for the S&P 500 and 16.6% for the All Country World ex-U.S. Index. The Fund’s maximum realized volatility occurred on September 30th at 22.4%, which was materially lower than both the S&P 500 (29.4%) and the All Country World Index ex-U.S. (28.7%) occurring on the same date.

We appreciate your investment in these Funds and wish you a fruitful and prosperous 2016,

Ron Saba

Portfolio Manager

The NASDAQ Composite Index measures all NASDAQ domestic and international-based common stocks listed on the NASDAQ Stock Market. The S&P 500 Total Return Index is an unmanaged index that is generally considered representative of the U.S. stock market, and reflects the appreciation of the index as well as the reinvestment of all dividends. The MSCI All-Country World ex-U.S. Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets and is generally considered representative of the global stock market.

6005-NLD-1/7/2016

Horizon Active Asset Allocation Fund
PORTFOLIO REVIEW (Unaudited)
November 30, 2015

Comparison of the Change in Value of a $10,000 Investment

The Fund’s performance figures *** for the periods ended November 30, 2015, compared to its benchmarks:

			Inception* -	Inception** -
		Three Year	November 30, 2015	November 30, 2015
Annualized Total Returns	One Year	(Annualized)	(Annualized)	(Annualized)
Horizon Active Asset Allocation Fund Class A	N/A	N/A	6.96%	N/A
Horizon Active Asset Allocation Fund Class A with load	N/A	N/A	0.84%	N/A
Horizon Active Asset Allocation Fund Class N	(2.01)%	10.65%	N/A	9.11%
S&P 500 Total Return Index	2.75%	16.09%	8.84%	15.22%
80% S&P 500/20% MSCI ACWI (ex-US)	0.70%	13.47%	7.90%	12.97%

*	Inception date for Class A is September 4, 2015.

**	Inception date for Class N is January 31, 2012.

***	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized. The total operating expense ratio (including indirect expenses), as stated in the Fund’s latest Prospectus, is 1.73% for Class N shares and 1.73% for Class A shares. For performance information current to the most recent month-end, please call 1-855 -754-7932.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The blend of indexes above show market information related to markets which the Fund may allocate investments. The MSCI ACWI (ex-US) is a market-capitalization weighted index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets.

Portfolio Composition as of November 30, 2015:

% of Net Assets
Equity Funds	89.7%
Common Stock	8.6%
Purchased Call Options	0.2%
Other Assets in Excess of Liabilities	1.5%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Horizon Active Income Fund
PORTFOLIO REVIEW (Unaudited)
November 30, 2015

Comparison of the Change in Value of a $10,000 Investment

The Fund’s performance figures** for the periods ended November 30, 2015, compared to its benchmark:

	One Year	Inception
Horizon Active Income Fund	(1.55)%	0.47%
Barclays Aggregate Bond Index	0.97%	3.06%

*	Inception date is September 30, 2013.

**	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized. The total operating expense ratio (including indirect expenses), as stated in the Fund’s latest Prospectus, is 1.58% for Class N shares. For performance information current to the most recent month-end, please call 1-855-754-7932.

The Barclays Aggregate Bond Index is a market-capitalization-weighted index that covers the USD-denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market. Investors cannot invest directly in an index or benchmark.

Portfolio Composition as of November 30, 2015:

% of Net Assets
Bond Funds	97.2%
Short-Term Investments	2.7%
Purchased Call Options	0.3%
Liabilities in Excess of other Assets	(0.2)%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Horizon Active Risk Assist Fund
PORTFOLIO REVIEW (Unaudited)
November 30, 2015

Comparison of the Change in Value of a $10,000 Investment

The Fund’s performance figures*** for the periods ended November 30, 2015, compared to its benchmark:

		Inception* -	Inception** -
		November 30, 2015	November 30, 2015
Total Returns	One Year	(Annualized)	(Annualized)
Horizon Active Risk Assist Fund Class A *	N/A	3.43%	N/A
Horizon Active Risk Assist Fund Class N **	(4.29)%	N/A	(1.52)%
S&P 500 Total Return Index	2.75%	8.84%	5.20%
80% S&P 500 Total Return Index/20% MSCI ACWI (ex-US)	0.70%	7.90%	2.09%

*	Inception date is September 4, 2015 for Class A Shares.

**	Inception date is August 28, 2014 for Class N Shares

***	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized. The estimated total operating expense ratio (including indirect expenses), as stated in the Fund’s latest Prospectus, is 1.74% for Class N shares and 1.74% for Class A shares. For performance information current to the most recent month-end, please call 1-855-754-7932.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The blend of indexes above show market information related to markets to which the Fund may allocate investments. The MSCI ACWI (ex-US) is a market-capitalization weighted index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets

Portfolio Composition as of November 30, 2015:

% of Net Assets
Equity Funds	78.8%
Bond Funds	18.5%
Short-Term Investments	2.0%
Purchased Call Options	0.1%
Other Assets in Excess of Liabilities	0.6%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS
November 30, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 89.7%
	EQUITY FUNDS - 89.7%
301,378	iShares MSCI All Country Asia ex Japan ETF	$16,720,451
429,890	iShares S&P 500 Growth ETF	50,808,699
374,335	iShares S&P 500 Value ETF	33,967,158
744,786	Powershares QQQ Trust Series 1	84,920,500
435,036	SPDR S&P500 ETF Trust (a)	90,787,663
547,920	WisdomTree Europe Hedged Equity Fund	34,486,085
306,335	WisdomTree Japan Hedged Equity Fund	16,851,488
	TOTAL EXCHANGE TRADED FUNDS (Cost - $324,993,822)	328,542,044

	COMMON STOCK - 8.6%
	APPAREL - 0.1%
10,342	Michael Kors Holdings Ltd. **	444,913

	AUTO MANUFACTURERS - 0.2%
41,562	Navistar International Corp. **	603,065

	BANKS - 0.3%
3,109	JPMorgan Chase & Co.	207,308
2,524	M&T Bank Corp.	316,333
6,300	US Bancorp	276,507
4,341	Wells Fargo & Co.	239,189
		1,039,337
	BIOTECHNOLOGY - 0.1%
1,769	Biogen, Inc. **	507,455

	CHEMICALS - 0.3%
46,254	Huntsman Corp.	579,100
3,529	LyondellBasell Industries NV	338,149
8,691	Mosaic Co.	274,983
		1,192,232
	COMMERCIAL SERVICES - 0.2%
16,921	Kelly Services, Inc.	284,780
28,087	MoneyGram International, Inc. **	246,604
63,726	PRGX Global, Inc. **	250,443
		781,827
	COMPUTERS - 0.8%
7,787	Apple, Inc.	921,202
3,164	CACI International, Inc. **	317,223
5,163	Computer Sciences Corp.	161,757
5,163	CSRA, Inc. **	162,686
26,680	NetApp, Inc.	818,009
19,499	Teradata Corp. **	583,215
		2,964,092
	COSMETICS/PERSONAL CARE - 0.2%
4,975	Colgate-Palmolive Co.	326,758
4,405	Procter & Gamble Co.	329,670
		656,428
	DIVERSIFIED FINANCIAL SERVICES - 0.2%
1,202	Alliance Data Systems Corp. **	344,794
6,060	American Express Co.	434,138
		778,932
	ELECTRIC - 0.3%
8,753	Entergy Corp.	583,212
10,950	Southern Co.	487,713
		1,070,925
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
9,670	Advanced Energy Industries, Inc. **	282,074
5,965	AMETEK, Inc.	336,784
11,034	Emerson Electric Co.	551,700
		1,170,558

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2015

Shares		Value
	ELECTRONICS - 0.2%
19,405	FARO Technologies, Inc. **	$583,896
912	Garmin Ltd.	34,519
9,649	Rofin-Sinar Technologies, Inc. **	277,312
		895,727
	FOOD - 0.1%
17,210	Whole Foods Market, Inc.	501,672

	GAS - 0.1%
3,351	Sempra Energy	332,520

	HEALTHCARE-PRODUCTS - 0.3%
38,675	Cardiovascular Systems, Inc. **	618,800
2,245	Edwards Lifesciences Corp. **	365,935
		984,735
	HEALTHCARE-SERVICES - 0.2%
2,464	Cigna Corp.	332,591
6,953	HCA Holdings, Inc. **	473,221
		805,812
	HOME FURNISHINGS - 0.2%
8,530	DTS, Inc. **	219,477
62,714	TiVo, Inc. **	563,799
		783,276
	INSURANCE - 0.1%
9,165	Loews Corp.	347,262

	INTERNET- 0.2%
18,595	eBay, Inc. **	550,226

	IRON & STEEL - 0.2%
36,317	Schnitzer Steel Industries, Inc.	599,594

	MEDIA - 0.2%
10,994	Discovery Communications, Inc. **	342,353
9,924	Twenty-First Century Fox, Inc.	292,857
		635,210
	MISCELLANEOUS MANUFACTURING - 0.1%
8,570	General Electric Co.	256,586
908	Illinois Tool Works, Inc.	85,334
		341,920
	OIL & GAS - 0.7%
35,649	Atwood Oceanics, Inc.	566,106
108,477	Chesapeake Energy Corp.	571,674
4,866	Exxon Mobil Corp.	397,358
8,605	Newfield Exploration Co. **	329,227
35,889	QEP Resources, Inc.	567,046
		2,431,411
	OIL & GAS SERVICES - 0.2%
37,564	Superior Energy Services, Inc.	588,628

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2015

Shares		Value
	PHARMACEUTICALS - 0.6%
9,495	Abbott Laboratories	$426,515
5,785	Johnson & Johnson	585,674
2,918	McKesson Corp.	552,523
59,742	Vanda Pharmaceuticals, Inc. **	589,056
		2,153,768
	RETAIL - 0.7%
19,081	Ascena Retail Group, Inc. **	216,188
6,201	BJ’s Restaurants, Inc. **	284,006
5,647	CarMax, Inc. **	323,573
9,865	Macy’s, Inc.	385,524
3,229	McDonald’s Corp.	368,623
50,199	Vera Bradley, Inc. **	597,870
9,269	Wal-Mart Stores, Inc.	545,388
		2,721,172
	SEMICONDUCTORS - 0.4%
31,507	Applied Materials, Inc.	591,387
6,732	Qorvo, Inc. **	390,927
28,925	Veeco Instruments, Inc. **	591,516
		1,573,830
	SOFTWARE - 0.6%
8,955	CA, Inc.	251,725
17,156	Interactive Intelligence Group, Inc. **	591,196
13,897	Microsoft Corp.	755,302
22,494	Rackspace Hosting, Inc. **	643,778
		2,242,001
	TELECOMMUNICATIONS - 0.2%
35,303	Telenav, Inc. **	251,004
13,207	Verizon Communications, Inc.	600,258
		851,262
	TRANSPORTATION - 0.1%
5,940	Union Pacific Corp.	498,663

	TRUCKING & LEASING - 0.2%
17,225	Greenbrier Cos, Inc.	583,583

	TOTAL COMMON STOCK (Cost - $30,783,403)	31,632,036

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2015

Contracts		Value
	PURCHASED CALL OPTIONS - 0.2% *
2,500	CurrencyShares Euro ETF
	Expiration December 2015, Exercise Price $107.00 **	$20,000
3,900	Global X FTSE Greece 20 ETF
	Expiration December 2015, Exercise Price $15.00 **	9,750
400	iShares MSCI Emerging Markets ETF
	Expiration January 2016, Exercise Price $36.00 **	8,400
900	iShares MSCI Emerging Markets ETF
	Expiration December 2015, Exercise Price $37.00 **	3,600
2,500	iShares MSCI Taiwan ETF
	Expiration January 2016, Exercise Price $15.00 **	5,000
70	iShares Nasdaq Biotechnology ETF
	Expiration January 2016, Exercise Price $355.00 **	28,000
150	S&P 500 Index
	Expiration December 2015, Exercise Price $2,125.00 **	51,000
200	S&P 500 Index
	Expiration December 2015, Exercise Price $2,150.00 **	13,000
100	S&P 500 Index
	Expiration March 2016, Exercise Price $2,200.00 **	133,500
200	S&P 500 Index
	Expiration March 2016, Exercise Price $2,250.00 **	87,000
60	S&P 500 Index
	Expiration June 2016, Exercise Price $2,300.00 **	59,100
500	SPDR Health Care Select Sector Fund
	Expiration March 2016, Exercise Price $73.00 **	86,500
300	SPDR S&P500 ETF Trust
	Expiration December 2015, Exercise Price $211.00 **	41,700
1,050	SPDR S&P500 ETF Trust
	Expiration January 2016, Exercise Price $217.00 **	53,550
10,000	United States Oil Fund LP
	Expiration January 2016, Exercise Price $19.00 **	30,000
170	Youku Tudou, Inc.
	Expiration December 2015, Exercise Price $27.00 **	1,700
	TOTAL PURCHASED CALL OPTIONS (Cost - $1,084,523)	631,800

	PURCHASED PUT OPTIONS - 0.0% ^ *
200	Ulta Salon Cosmetics & Fragrance, Inc.
	Expiration December 2015, Exercise Price $160.00 **
	TOTAL PURCHASED PUT OPTIONS (Cost - $134,521)	83,800

	TOTAL INVESTMENTS - 98.5% (Cost - $356,996,269) (b)	$360,889,680
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%	5,507,590
	NET ASSETS - 100.0%	$366,397,270

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2015

Contracts		Value
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.0)% ^ *
4,400	CurrencyShares Euro ETF
	Expiration December 2015, Exercise Price $110.00 **	$4,400
3,900	Global X FTSE Greece 20 ETF
	Expiration December 2015, Exercise Price $16.00 **	9,750
300	SPDR S&P500 ETF Trust
	Expiration December 2015, Exercise Price $215.00 **	7,200
1,050	SPDR S&P500 ETF Trust
	Expiration January 2016, Exercise Price $220.00 **	17,850
10,000	United States Oil Fund LP
	Expiration January 2016, Exercise Price $21.00 **	25,000
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $490,259)	64,200

	SCHEDULE OF PUT OPTIONS WRITTEN - (0.0)% ^ *
2,500	iShares MSCI Taiwan ETF
	Expiration January 2016, Exercise Price $12.00 **	36,250
500	SPDR Health Care Select Sector Fund
	Expiration March 2016, Exercise Price $69.00 **	100,000
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $137,342)	136,250

	TOTAL OPTIONS WRITTEN (Premiums Received - $627,601) (b)	$200,450

*	Each option contract is equivalent to 100 shares of the underlying security.

**	Non-income producing security.

^	Less than 0.1%.

(a)	All or a portion of the security is segregated as collateral for call options written.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written, is $356,322,591 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$5,903,132
Unrealized depreciation:	(1,536,493)
Net unrealized appreciation:	$4,366,639

The accompanying notes are an integral part of these financial statements.

Horizon Active Income Fund
PORTFOLIO OF INVESTMENTS
November 30, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 97.2%
	BOND FUNDS - 97.2%
75,866	iShares Core U.S. Aggregate Bond ETF	$8,254,979
274,119	iShares Intermediate Credit Bond ETF	29,698,053
181,610	iShares MBS ETF	19,793,674
298,042	iShares Short Treasury Bond ETF (a)	32,859,131
156,020	PIMCO Total Return Active ETF	16,499,115
1,666,469	PowerShares Preferred Portfolio	24,780,394
335,289	SPDR Doubleline Total Return Tactical ETF	16,462,690
312,367	Vanguard Total International Bond ETF	16,617,924
	TOTAL EXCHANGE TRADED FUNDS (Cost - $165,342,462)	164,965,960

Contracts
	PURCHASED CALL OPTIONS - 0.3% *
800	iShares iBoxx $ High Yield Corporate Bond ETF
	Expiration March 2016, Exercise Price $88.00 **	6,000
300	iShares iBoxx $ High Yield Corporate Bond ETF
	Expiration January 2016, Exercise Price $91.00 **	600
425	iShares MSCI EAFE ETF
	Expiration December 2015, Exercise Price $70.00 **	637
500	iShares US Preferred Stock ETF
	Expiration January 2016, Exercise Price $39.00 **	17,500
500	PowerShares CEF Income Composite Portfolio
	Expiration March 2016, Exercise Price $22.00 **	250,000
1,400	PowerShares DB US Dollar Index Bullish Fund
	Expiration January 2016, Exercise Price $26.00 **	54,600
170	S&P 500 Index
	Expiration March 2016, Exercise Price $2,250.00 **	73,950
200	S&P 500 Index
	Expiration March 2016, Exercise Price $2,300.00 **	24,500
600	SPDR S&P500 ETF Trust
	Expiration December 2015, Exercise Price $212.00 **	55,200
964	SPDR S&P500 ETF Trust
	Expiration January 2016, Exercise Price $235.00 **	1,928
	TOTAL PURCHASED CALL OPTIONS (Cost - $599,085)	484,915

	PURCHASED PUT OPTIONS - 0.0% ^ *
601	iShares 1-3 Year Treasury Bond ETF
	Expiration March 2016, Exercise Price $84.00 **	12,020
1,556	PowerShares DB US Dollar Index Bullish Fund
	Expiration January 2016, Exercise Price $23.00 **	778
	TOTAL PURCHASED PUT OPTIONS (Cost - $30,803)	12,798

The accompanying notes are an integral part of these financial statements.

Horizon Active Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2015

Shares		Value
	SHORT-TERM INVESTMENTS - 2.7%
4,525,733	BlackRock Liquidity Funds T-Fund, Institutional Class, 0.02% + (a)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,525,733)	$4,525,733

	TOTAL INVESTMENTS - 100.2% (Cost - $170,498,083) (b)	$169,989,406
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(264,182)
	NET ASSETS - 100.0%	$169,725,224

Contracts		Value
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.0)% ^ *
350	iShares U.S. Real Estate ETF JDR
	Expiration December 2015, Exercise Price $80.00 **	$1,750
600	SPDR S&P500 ETF Trust
	Expiration December 2015, Exercise Price $220.00 **	1,800
	TOTAL WRITTEN CALL OPTIONS (Premiums Received - $69,498)	3,550

	SCHEDULE OF PUT OPTIONS WRITTEN - (0.0)% ^ *
300	iShares iBoxx $ High Yield Corporate Bond ETF
	Expiration January 2016, Exercise Price $70.00 **	300
800	iShares iBoxx $ High Yield Corporate Bond ETF
	Expiration March 2016, Exercise Price $75.00 **	36,000
50	iShares JP Morgan USD Emerging Markets Bond ETF
	Expiration March 2016, Exercise Price $75.00 **	1,125
1,400	PowerShares DB US Dollar Index Bullish Fund
	Expiration January 2016, Exercise Price $22.00 **	700
	TOTAL WRITTEN PUT OPTIONS (Premiums Received - $186,546)	38,125

	TOTAL OPTIONS WRITTEN (Premiums Received - $256,044) (b)	$41,675

*	Each option contract is equivalent to 100 shares of the underlying security.

**	Non-income producing security.

^	Less than 0.1%

+	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2015.

(a)	All or a portion of the security is segregated as collateral for call options written.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written, is $170,214,069 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$761,712
Unrealized depreciation:	(1,028,050)
Net unrealized depreciation:	$(266,338)

The accompanying notes are an integral part of these financial statements.

Horizon Active Risk Assist Fund
PORTFOLIO OF INVESTMENTS
November 30, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 97.3%
	BOND FUNDS - 18.5%
243,301	iShares 1-3 Year Treasury Bond ETF	$20,575,966
41,762	iShares 3-7 Year Treasury Bond ETF	5,147,166
140,196	iShares Short Treasury Bond ETF	15,456,609
		41,179,741
	EQUITY FUNDS - 78.8%
155,627	iShares MSCI All Country Asia ex Japan ETF	8,634,186
221,716	iShares S&P 500 Growth ETF	26,204,614
192,689	iShares S&P 500 Value ETF	17,484,600
384,636	Powershares QQQ Trust Series 1	43,856,197
251,281	SPDR S&P500 ETF Trust (a)	52,439,832
284,575	WisdomTree Europe Hedged Equity Fund	17,911,150
157,788	WisdomTree Japan Hedged Equity Fund	8,679,918
		175,210,497

	TOTAL EXCHANGE TRADED FUNDS (Cost - $215,435,693)	216,390,238

Contracts
	PURCHASED CALL OPTIONS - 0.1% *
1,500	CurrencyShares Euro ETF
	Expiration December 2015, Exercise Price $107.00 **	12,000
2,600	Global X FTSE Greece 20 ETF
	Expiration December 2015, Exercise Price $15.00 **	6,500
400	iShares MSCI Emerging Markets ETF
	Expiration January 2016, Exercise Price $36.00 **	8,400
900	iShares MSCI Emerging Markets ETF
	Expiration December 2015, Exercise Price $37.00 **	3,600
150	S&P 500 Index
	Expiration December 2015, Exercise Price $2,175.00 **	7,125
50	S&P 500 Index
	Expiration March 2016, Exercise Price $2,250.00 **	21,750
100	S&P 500 Index
	Expiration March 2016, Exercise Price $2,300.00 **	12,250
50	S&P 500 Index
	Expiration June 2016, Exercise Price $2,350.00 **	21,750
700	SPDR S&P500 ETF Trust
	Expiration December 2015, Exercise Price $210.00 **	128,100
7,500	United States Oil Fund LP
	Expiration January 2016, Exercise Price $19.00 **	22,500
	TOTAL PURCHASED CALL OPTIONS (Cost - $622,545)	243,975

The accompanying notes are an integral part of these financial statements.

Horizon Active Risk Assist Fund
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2015

Shares
	SHORT-TERM INVESTMENTS - 2.0%
4,473,491	Fidelity Insitutional Money Market Fund, Institutional Class, 0.12% + (a)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,473,491)	$4,473,491

	TOTAL INVESTMENTS - 99.4% (Cost - $220,531,729) (b)	$221,107,704
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	1,313,806
	NET ASSETS - 100.0%	$222,421,510

Contracts		Value
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.0)% * ^
2,600	CurrencyShares Euro ETF
	Expiration December 2015, Exercise Price $110.00 **	$2,600
2,600	Global X FTSE Greece 20 ETF
	Expiration December 2015, Exercise Price $16.00 **	6,500
200	SPDR S&P500 ETF Trust
	Expiration December 2015, Exercise Price $215.00 **	4,800
7,500	United States Oil Fund LP
	Expiration January 2016, Exercise Price $21.00 **	18,750
	TOTAL WRITTEN CALL OPTIONS (Premiums Received - $274,845) (b)	$32,650

*	Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

**	Non-income producing security.

^	Less than 0.1%

+	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2015.

(a)	All or a portion of the security is segregated as collateral for call options written.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written, is $221,274,882 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,631,633
Unrealized depreciation:	(1,831,461)
Net unrealized appreciation:	$(199,828)

The accompanying notes are an integral part of these financial statements.

Horizon Funds
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2015

	Horizon Active	Horizon Active	Horizon Risk
	Asset Allocation Fund	Income Fund	Assist Fund
Assets:
Investments in Securities at Cost	$356,996,269	$170,498,083	$220,531,729
Investments in Securities at Market Value	$360,889,680	$169,989,406	$221,107,704
Cash Held at Custodian	7,436,698	—	—
Cash Held at Broker	—	30,801	1,348,173
Receivable for Fund Shares Sold	93,734	148,431	487,021
Dividends and Interest Receivable	84,817	—	243
Prepaid Expenses and Other Assets	71,155	33,736	35,992
Total Assets	368,576,084	170,202,374	222,979,133

Liabilities:
Accrued Advisory Fees	306,468	110,443	103,712
Accrued distribution (12b-1) fees	3	—	—
Due to Broker	891,833	—	—
Shareholder Servicing Fees Payable	457,235	198,548	270,345
Payable for Fund Shares Redeemed	244,608	77,603	103,284
Options written, at value (Premiums received $627,601; $256,044; $274,845)	200,450	41,675	32,650
Related party payable	41,006	22,451	24,702
Accrued Expenses and Other Liabilities	37,211	26,430	22,930
Total Liabilities	2,178,814	477,150	557,623

Net Assets	$366,397,270	$169,725,224	$222,421,510

Composition of Net Assets:
At November 30, 2015, Net Assets consisted of:
Paid-in-Capital ($0 par value, unlimited shares authorized)	$355,173,513	$172,715,686	$231,503,172
Undistributed Net Investment Income (Loss)	3,465,129	23,935	909,928
Accumulated Net Realized Gain (Loss) on Investments, Purchased Options and Options Written	3,438,066	(2,720,089)	(10,809,760)
Net Unrealized Appreciation (Depreciation) on Investments, Purchased Options and Options Written	4,320,562	(294,308)	818,170
Net Assets	$366,397,270	$169,725,224	$222,421,510

Class A Shares:
Net Asset Value Per Share:
Net Assets	$29,385		$19
Shares of Beneficial Interest Outstanding	2,451		1
Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$11.99		$19.62	(a)
Maximum offering price per share (5.75% sales charge)	$12.72

Class N Shares:
Net Assets	$366,367,885	$169,725,224	$222,421,491
Shares of Beneficial Interest Outstanding	30,549,124	17,220,768	11,335,347
Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$11.99	$9.86	$19.62

(a)	Differences in actual and calculated Net Asset Value (“NAV”) shown are due to rounding.

The accompanying notes are an integral part of these financial statements.

Horizon Funds
STATEMENTS OF OPERATIONS
For the Year Ended November 30, 2015

	Horizon Active	Horizon Active	Horizon Risk
	Asset Allocation Fund	Income Fund	Assist Fund
Investment Income:
Dividend Income (Net of withholding tax of $44 pertaining to Active Asset Allocation Fund only)	$8,123,152	$3,647,542	$3,185,409
Interest Income	1,296	606	5,580
Total Investment Income	8,124,448	3,648,148	3,190,989

Expenses:
Investment Advisory Fees	3,598,560	1,125,537	1,757,613
Shareholder Servicing Fees - Class N	817,852	365,434	399,458
Distribution Fees (12b-1) - Class A	3	—	—
Administrative Service Fees	211,450	93,175	96,264
Transfer Agent Fees	77,475	73,981	32,252
Accounting Service Fees	62,189	28,394	31,257
Registration Fees	40,256	34,844	25,210
Custodian Fees	39,830	17,809	17,889
Printing and Postage Expenses	33,986	23,442	22,488
Chief Compliance Officer Fees	24,063	10,548	10,825
Trustees’ Fees and Expenses	18,239	17,035	13,771
Audit Fees	17,101	16,885	27,400
Legal Fees	10,542	11,799	24,867
Interest Expense	6,816	179	3,948
Other Expenses	85,383	47,163	6,903
Total Expenses	5,043,745	1,866,225	2,470,145
Less: Fees Waived by the Adviser	(392,881)	(52,219)	(189,924)

Net Expenses	4,650,864	1,814,006	2,280,221

Net Investment Income	3,473,584	1,834,142	910,768

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	3,182,861	(1,792,249)	(12,509,966)
Purchased Options	(2,857,450)	(605,834)	1,890,647
Written Options	2,363,759	153,677	(190,826)
Distributions of realized gains by underlying investment companies	1,404,991	37,226	932
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(13,539,934)	(1,706,553)	946,841
Purchased Options	1,170,053	(11,587)	(378,570)
Written Options	(887,798)	107,091	242,195
Net Realized and Unrealized Loss on Investments	(9,163,518)	(3,818,229)	(9,998,747)

Net Decrease in Net Assets Resulting From Operations	$(5,689,934)	$(1,984,087)	$(9,087,979)

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	November 30, 2015	November 30, 2014

Operations:
Net Investment Income	$3,473,584	$1,140,625
Net Realized Gain on Investments, Purchased Options and Written Options	2,689,170	13,008,870
Distributions of Realized Gains by Underlying Investment Companies	1,404,991	—
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Options and Written Options	(13,257,679)	14,292,492
Net Increase (Decrease) in Net Assets Resulting From Operations	(5,689,934)	28,441,987

Distributions to Shareholders From:
From net realized gains
Class N	(14,000,587)	(22,729,151)
From net investment income
Class N	(575,824)	(564,089)
Total Distributions to Shareholders	(14,576,411)	(23,293,240)

Capital Share Transactions:
Proceeds from Shares Issued
Class A	28,785	—
Class N	213,438,659	207,907,903
Distributions Reinvested
Class N	14,363,858	22,904,692
Cost of Shares Redeemed
Class N	(259,441,786)	(56,649,756)
Net Increase (Decrease) in Net Assets Resulting From Beneficial Interest Transactions	(31,610,484)	174,162,839

Increase (Decrease) in Net Assets	(51,876,829)	179,311,586

Net Assets:
Beginning of Year	418,274,099	238,962,513
End of Year*	$366,397,270	$418,274,099

* Includes Undistributed Net Investment Income of:	$3,465,129	$574,695

Share Activity:
Class A:
Shares Issued	2,451	—
	2,451	—
Class N:
Shares Issued	17,895,224	17,079,588
Shares Reinvested	1,168,743	1,897,478
Shares Redeemed	(21,522,501)	(4,694,103)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(2,458,534)	14,282,963

The accompanying notes are an integral part of these financial statements.

Horizon Active Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Year	For the Year
	Ended	Ended
	November 30, 2015	November 30, 2014

Operations:
Net Investment Income	$1,834,142	$1,522,645
Net Realized Loss on Investments, Purchased Options and Written Options	(2,244,406)	(371,428)
Distributions of Realized Gains by Underlying Investment Companies	37,226	—
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Options and Written Options	(1,611,049)	1,311,260
Net Increase (Decrease) in Net Assets Resulting From Operations	(1,984,087)	2,462,477

Distributions to Shareholders From:
From net investment income	(1,900,316)	(1,393,378)
From return of capital	—	(153,898)
Total Distributions to Shareholders	(1,900,316)	(1,547,276)

Capital Share Transactions:
Proceeds from Shares Issued	106,116,620	73,980,030
Distributions Reinvested	1,788,398	1,419,517
Cost of Shares Redeemed	(63,635,098)	(17,925,590)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	44,269,920	57,473,957

Increase in Net Assets	40,385,517	58,389,158

Net Assets:
Beginning of Year	129,339,707	70,950,549
End of Year*	$169,725,224	$129,339,707

* Includes Undistributed Net Investment Income (Loss) of:	$23,935	$—

Share Activity:
Class N:
Shares Issued	10,629,044	7,336,158
Shares Reinvested	179,066	140,400
Shares Redeemed	(6,377,395)	(1,776,541)
Net Increase in Shares of Beneficial Interest Outstanding	4,430,715	5,700,017

The accompanying notes are an integral part of these financial statements.

Horizon Active Risk Assist Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Year	For the Period
	Ended	Ended
	November 30, 2015	November 30, 2014	(a)

Operations:
Net Investment Gain (Loss)	$910,768	$(322)
Net Realized Gain (Loss) on Investments, Purchased Options and Written Options	(10,810,145)	11
Distributions of Realized Gains by Underlying Investment Companies	932	—
Net Change in Unrealized Appreciation on Investments, Purchased Options, and Written Options	810,466	7,704
Net Increase (Decrease) in Net Assets Resulting From Operations	(9,087,979)	7,393

Distributions to Shareholders From:
From net realized gains
Class N	(1,129)	—
Total Distributions to Shareholders	(1,129)	—

Capital Share Transactions:
Proceeds from Shares Issued
Class A	19	—
Class N	314,484,027	292,785
Distributions Reinvested
Class N	1,049	—
Cost of Shares Redeemed
Class N	(83,274,655)	—
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	231,210,440	292,785

Increase in Net Assets	222,121,332	300,178

Net Assets:
Beginning of Period	300,178	—
End of Period*	$222,421,510	$300,178

* Includes Undistributed Net Investment Income of:	$909,928	$—

Share Activity:
Class A:
Shares Issued	1	—
	1	—
Class N:
Shares Issued	15,662,366	14,641
Shares Reinvested	53	—
Shares Redeemed	(4,341,713)	—
Net Increase in Shares of Beneficial Interest Outstanding	11,320,706	14,641

(a)	The Horizon Active Risk Assist Fund commenced operations on August 28, 2014.

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class N
	For the Year	For the Year	For the Year	For the Period
	Ended	Ended	Ended	Ended
	November 30, 2015	November 30, 2014	November 30, 2013	November 30, 2012 *

Net Asset Value, Beginning of Period	$12.67	$12.76	$10.31	$10.00
Increase From Operations:
Net investment income (a)	0.13	0.04	0.03	0.02
Net gain (loss) from investments (both realized and unrealized)	(0.37)	0.95	2.74	0.29
Total from operations	(0.24)	0.99	2.77	0.31

Less Distributions:
From net investment income	(0.02)	(0.03)	(0.09)	—
From net realized gains	(0.42)	(1.05)	(0.23)	—
Total Distributions	(0.44)	(1.08)	(0.32)	—

Net Asset Value, End of Period	$11.99	$12.67	$12.76	$10.31

Total Return (b)	(2.01)%	8.33%	27.63%	3.10	% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$366,368	$418,274	$238,963	$53,817
Ratio to average net assets:
Gross Expenses (d,e)	1.54%	1.54%	1.63%	2.12	% (c)
Net Expenses (d)	1.42%	1.42%	1.42%	1.42	% (c)
Net investment income (loss),
Net of Reimbursement (d)	1.06%	0.35%	0.25%	(0.48	)% (c)
Portfolio turnover rate	472%	591%	975%	820	% (f)

*	Since January 31, 2012 (Commencement of Operations).

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class A
	For the Period
	Ended
	November 30, 2015 *

Net Asset Value, Beginning of Period	$11.21
Increase From Operations:
Net investment loss (a)	(0.03	) (g)
Net gain from investments (both realized and unrealized)	0.81	(g)
Total from operations	0.78

Net Asset Value, End of Period	$11.99

Total Return (b)	6.96	% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$29
Ratio to average net assets:
Gross Expenses (d,e)	1.54	% (c)
Net Expenses (d)	1.42	% (c)
Net investment loss,
Net of Reimbursement (d)	(0.88	)% (c)(g)
Portfolio turnover rate	472	% (f)

*	Since September 4, 2015 (Commencement of Operations).

(a)	Per share amounts are calculated using the average shares method, which appropriately per share data for the period.

(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Not annualized.

(g)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statement of Operations.

The accompanying notes are an integral part of these financial statements.

Horizon Active Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class N
	For the Year	For the Year	For the Period
	Ended	Ended	Ended
	November 30, 2015	November 30, 2014	November 30, 2013 *

Net Asset Value, Beginning of Period	$10.11	$10.01	$10.00
Increase From Operations:
Net investment income (a)	0.13	0.15	0.02
Net gain (loss) from investments (both realized and unrealized)	(0.25)	0.10	(0.01)
Total from operations	(0.12)	0.25	0.01

Less Distributions:
From net investment income	(0.13)	(0.13)	—
Return of capital	—	(0.02)	—
Total Distributions	(0.13)	(0.15)	—

Net Asset Value, End of Period	$9.86	$10.11	$10.01

Total Return (b)	(1.18)%	2.50%	0.10	% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$169,725	$129,340	$70,951
Ratio to average net assets:
Gross Expenses (d,e)	1.28%	1.30%	1.72	% (c)
Net Expenses (d)	1.24%	1.24%	1.24	% (c)
Net investment income,
Net of Reimbursement (d)	1.25%	1.47%	1.00	% (c)
Portfolio turnover rate	324%	280%	71	% (f)

*	Since September 30, 2013 (Commencement of Operations).

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Horizon Active Risk Assist Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period.

	Class N
	For the Year		For the Period
	Ended		Ended
	November 30, 2015		November 30, 2014 *

Net Asset Value, Beginning of Period	$20.50		$20.00
Increase From Operations:
Net investment income (loss) (a)	0.12		(0.05)
Net gain (loss) from investments (both realized and unrealized)	(1.00)		0.55
Total from operations	(0.88)		0.50

Less Distributions:
From net realized gains	(0.00	) (g)	—
Total Distributions	(0.00)		—

Net Asset Value, End of Period	$19.62		$20.50

Total Return (b)	(4.29)%		2.50	% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$222,421		$300
Ratio to average net assets:
Gross Expenses (d,e)	1.54%		50.52	% (c)
Net Expenses (d)	1.42%		1.42	% (c)
Net investment income (loss),
Net of Reimbursement (d)	0.57%		(1.06	)% (c)
Portfolio turnover rate	541%		55	% (f)

*	Since August 28, 2014 (Commencement of Operations).

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by the Adviser.

(f)	Not annualized.

(g)	Per Share Amount is less than $0.01

The accompanying notes are an integral part of these financial statements.

Horizon Active Risk Assist Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period.

	Class A
	For the Period
	Ended
	November 30, 2015 *

Net Asset Value, Beginning of Period	$18.97
Increase From Operations:
Net investment income (a)	0.07
Net gain from investments (both realized and unrealized)	0.58	(g)
Total from operations	0.65

Net Asset Value, End of Period	$19.62

Total Return (b)	3.43	% (f)

Ratios/Supplemental Data
Net assets, end of period	$19
Ratio to average net assets:
Gross Expenses (d,e)	1.54	% (c)
Net Expenses (d)	1.42	% (c)
Net investment income,
Net of Reimbursement (d)	1.52	% (c)
Portfolio turnover rate	541	% (f)

*	Since September 4, 2015 (Commencement of Operations).

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and by the Adviser.

(f)	Not annualized.

(g)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statement of Operations.

The accompanying notes are an integral part of these financial statements.

Horizon Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2015

1.	ORGANIZATION

The Horizon Active Asset Allocation Fund, Horizon Active Income Fund, and Horizon Active Risk Assist Fund (each a “Fund” and together the “Funds”) are each a series of shares of beneficial interest of the AdvisorOne Funds (the “Trust”), a Delaware business trust organized on December 20, 1996. Each Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company. The investment objective of the Horizon Active Asset Allocation Fund is capital appreciation. The Fund presently offers Class A and Class N shares which commenced operations on September 4, 2015 and January 31, 2012, respectively. The investment objective of the Horizon Active Income Fund is income. The Fund commenced operations on September 30, 2013 and presently offers Class A and Class N shares. The investment objective of the Horizon Active Risk Assist Fund is to seek to capture the majority of the returns associated with equity market investments, while mitigating downside risk through use of a risk overlay strategy. The Fund presently offers Class A and Class N shares and commenced operations on September 4, 2015 and August 28, 2014, respectively.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Horizon Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2015

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Horizon Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2015

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2015 for the Funds’ investments measured at fair value:

Horizon Active Asset Allocation Fund

Assets*	Level 1	Level 2	Level 3	Total
Equity Funds	$328,542,044	$—	$—	$328,542,044
Common Stock	31,632,036	—	—	31,632,036
Purchased Call Options	557,950	73,850	—	631,800
Purchased Put Options	83,800	—	—	83,800
Total	$360,815,830	$73,850	$—	$360,889,680

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$(25,050)	$(39,150)	$—	$(64,200)
Written Put Options	(100,000)	(36,250)	—	$(136,250)
Total	$(125,050)	$(75,400)	$—	$(200,450)

Horizon Active Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Bond Funds	$164,965,960	$—	$—	$164,965,960
Purchased Call Options	185,678	299,237	—	484,915
Purchased Put Options	—	12,798	—	12,798
Short-Term Investments	4,525,733	—	—	4,525,733
Total	$169,677,371	$312,035	$—	$169,989,406

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$(1,800)	$(1,750)	$—	$(3,550)
Written Put Options	(36,300)	(1,825)	—	(38,125)
Total	$(38,100)	$(3,575)	$—	$(41,675)

Horizon Active Risk Assist Fund

Assets*	Level 1	Level 2	Level 3	Total
Bond Funds	$41,179,741	$—	$—	$41,179,741
Equity Funds	175,210,497	—	—	175,210,497
Purchased Call Options	225,225	18,750	—	243,975
Short-Term Investments	4,473,491	—	—	4,473,491
Total	$221,088,954	$18,750	$—	$221,107,704

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$(4,800)	$(27,850)	$—	$(32,650)
Total	$(4,800)	$(27,850)	$—	$(32,650)

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 as of November 30, 2015. It is the Funds’ policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

*	Refer to the Portfolios of Investments for security classifications.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of

Horizon Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2015

securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. A Fund enters into option contracts to meet the requirements of its trading activities. The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As the writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of November 30, 2015 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for each Fund.

			Change in Unrealized
		Net Realized	Appreciation/
	Fair Value	Gain / (Loss)	(Depreciation)
Horizon Active Asset Allocation Fund	$515,150	$(493,691)	$282,255
Horizon Active Income Fund	456,038	(452,157)	95,504
Horizon Active Risk Assist Fund	211,325	1,699,821	(136,375)

The following is a summary of the location of derivative investments on the Horizon Active Asset Allocation Fund, Horizon Active Income Fund and Horizon Active Risk Assist Fund’s Statement of Assets and Liabilities as of November 30, 2015, respectively:

Horizon Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2015

Active Asset Allocation Fund

Location on the Statement of Assets and Liabilities
Derivates Investment Type	Asset Derivatives	Liability Derivatives
Equity Risk contracts	Investments in securities at market value	Options written, at value

Active Asset Allocation Fund

Derivatives Investment Value
	Equity	Interest Rate	Total Value at
	Contracts	Contracts	November 30, 2015
Purchased Options	$715,600	$—	$715,600
Written Options	$(200,450)	$—	$(200,450)

Active Income Fund

Location on the Statement of Assets and Liabilities
Derivates Investment Type	Asset Derivatives	Liability Derivatives
Equity/ Interest rate contracts	Investments in securities at market value	Options written, at value

Active Income Fund

Derivatives Investment Value
	Equity	Interest Rate	Total Value at
	Contracts	Contracts	November 30, 2015
Purchased Options	$229,093	$268,620	$497,713
Written Options	$(4,250)	$(37,425)	$(41,675)

Active Risk Assist Fund

Location on the Statement of Assets and Liabilities
Derivates Investment Type	Asset Derivatives	Liability Derivatives
Equity/ Interest rate contracts	Investments in securities at market value	Options written, at value

Active Risk Assist Fund

Derivatives Investment Value
	Equity	Interest Rate	Total Value at
	Contracts	Contracts	November 30, 2015
Purchased Options	$243,975	$—	$243,975
Written Options	$(32,650)	$—	$(32,650)

The following is a summary of the location of derivative investments on the Horizon Active Asset Allocation Fund’s Statement of Operations for the year ended November 30, 2015:

Derivative Investment Type	Location of Gain (Loss) on Derivatives in the Statement of Operations
Equity/	Net realized gain (loss) from purchased options
Interest rate contracts	Net realized gain (loss) from written options
Appreciation (depreciation) on purchased and written options

Horizon Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2015

Realized gain/(loss) on derivatives recognized in the Statement of Operations
	Equity	Interest Rate	Total Value at
Derivative Investment Type	Risk	Risk	November 30, 2015
Purchased Options	$(2,857,450)	$—	$(2,857,450)
Written Options	2,363,759	—	2,363,759
	$(493,691)	$—	$(493,691)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the
Statement of Operations
	Equity	Interest Rate	Total Value at
	Risk	Risk	November 30, 2015
Purchased Options	$1,170,053	$—	$1,170,053
Written Options	(887,798)	—	(887,798)
	$282,255	$—	$282,255

The following is a summary of the location of derivative investments on the Horizon Active Income Fund’s Statement of Operations for the year ended November 30, 2015:

Derivative Investment Type	Location of Gain (Loss) on Derivatives in the Statement of Operations
Equity/	Net realized gain (loss) from purchased options
Interest rate contracts	Net realized gain (loss) from written options
Appreciation (depreciation) on purchased options and written options

Realized gain/(loss) on derivatives recognized in the Statement of Operations
	Equity	Interest Rate	Total Value at
Derivative Investment Type	Risk	Risk	November 30, 2015
Purchased Options	$240,653	$(846,487)	$(605,834)
Written Options	(95,372)	249,049	153,677
	$145,281	$(597,438)	$(452,157)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
	Equity	Interest Rate	Total Value at
	Risk	Risk	November 30, 2015
Purchased Options	$(229,701)	$218,114	$(11,587)
Written Options	98,148	8,943	107,091
	$(131,553)	$227,057	$95,504

The following is a summary of the location of derivative investments on the Horizon Active Risk Assist Fund’s Statement of Operations for the year ended November 30, 2015:

Derivative Investment Type	Location of Gain (Loss) on Derivatives in the Statement of Operations
Equity/	Net realized gain (loss) from purchased options
Interest rate contracts	Net realized gain (loss) from written options
Appreciation (depreciation) on purchased options and written options

Horizon Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2015

Realized gain/(loss) on derivatives recognized in the Statement of Operations
	Equity	Interest Rate	Total Value at
Derivative Investment Type	Risk	Risk	November 30, 2015
Purchased Options	$1,890,647	$—	$1,890,647
Written Options	(190,826)	—	(190,826)
	$1,699,821	$—	$1,699,821

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
	Equity	Interest Rate	Total Value at
	Risk	Risk	November 30, 2015
Purchased Options	$(378,570)	$—	$(378,570)
Written Options	242,195	—	242,195
	$(136,375)	$—	$(136,375)

Offsetting of Financial Assets and Derivative Liabilities

The following table presents the Fund’s liability derivatives available for offset under a master netting arrangement net of collateral pledged for the Horizon Active Asset Allocation Fund, the Horizon Active Income Fund and the Horizon Active Risk Assist Fund respectively, as of November 30, 2015.

Gross Amounts Not Offset in the Statement of
Liabilities:					Assets & Liabilities

			Gross Amounts	Net Amounts
	Gross Amounts of		Offset in the	Presented in the
	Recognized		Statement of Assets	Statement of Assets	Financial	Collateral
Description	Liabilities		& Liabilities	& Liabilities	Instruments	Pledged/Received		Net Amount
Written Options	$(200,450	) (1)	$—	$(200,450)	$—	$200,450	(2)	$—
Total	$(200,450)		$—	$(200,450)	$—	$200,450		$—

Gross Amounts Not Offset in the Statement of
Liabilities:					Assets & Liabilities

			Gross Amounts	Net Amounts
	Gross Amounts of		Offset in the	Presented in the
	Recognized		Statement of Assets	Statement of Assets	Financial	Collateral
Description	Liabilities		& Liabilities	& Liabilities	Instruments	Pledged/Received		Net Amount
Written Options	$(41,675	) (1)	$—	$(41,675)	$—	$41,675	(2)	$—
Total	$(41,675)		$—	$(41,675)	$—	$41,675		$—

Gross Amounts Not Offset in the Statement of
Liabilities:					Assets & Liabilities

			Gross Amounts	Net Amounts
	Gross Amounts of		Offset in the	Presented in the
	Recognized		Statement of Assets	Statement of Assets	Financial	Collateral
Description	Liabilities		& Liabilities	& Liabilities	Instruments	Pledged/Received		Net Amount
Written Options	$(32,650	) (1)	$—	$(32,650)	$—	$32,650	(2)	$—
Total	$(32,650)		$—	$(32,650)	$—	$32,650		$—

(1)	Written options at value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Horizon Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2015

The number of option contracts written and the premiums received during the year ended November 30, 2015, were as follows:

Horizon Active Asset Allocation Fund

	Written Options
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of year	(5,700)	$(1,668,149)
Options written	(39,700)	(2,026,029)
Options closed	7,850	712,482
Options exercised	—	—
Options expired	14,900	2,354,095
Options outstanding, end of year	(22,650)	$(627,601)

Horizon Active Income Fund

	Written Options
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of year	(3,002)	$(207,786)
Options written	(12,347)	(736,474)
Options closed	9,499	563,828
Options exercised	—	—
Options expired	2,350	124,388
Options outstanding, end of year	(3,500)	$(256,044)

Horizon Active Risk Assist Fund

	Written Options
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of year	—	$—
Options written	(34,000)	(1,158,161)
Options closed	9,100	352,076
Options exercised	—	—
Options expired	12,000	531,240
Options outstanding, end of year	(12,900)	$(274,845)

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Horizon Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2015

Federal Income Taxes – It is each Fund’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2012 - 2014, or expected to be taken in the Funds’ 2015 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually for the Horizon Active Asset Allocation Fund and for the Horizon Active Risk Assist Fund and quarterly for the Horizon Active Income Fund and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Funds by Horizon Investments, LLC (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.10% of the average daily net assets of the Horizon Active Asset Allocation Fund, 0.77% of the average daily net assets of the Horizon Active Income Fund, and 1.10% of the average daily net assets of the Horizon Active Risk Assist Fund. For the year ended November 30, 2015, the Adviser earned advisory fees of:

Fund	Advisory Fee
Horizon Active Asset Allocation Fund	$3,598,560
Horizon Active Income Fund	1,125,537
Horizon Active Risk Assist Fund	1,757,613

Pursuant to the Fee Waiver Agreement (the “Waiver Agreement”), the Adviser has agreed, at least until March 31, 2016 for each Fund, to waive a portion of the Fund’s advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front end or contingent deferred loads, borrowing costs (such as interest and dividends on securities sold short), taxes, brokerage fees and commissions, underlying fund fees and expenses or extraordinary expenses, such as litigation expenses) do not exceed 1.42% per annum of the Horizon Active Asset Allocation Fund’s average daily net assets, do not exceed 1.24% per annum of the Horizon Active Income Fund’s average daily net assets, and do not exceed 1.42% per annum of the Horizon Active Risk Assist Fund’s average daily net assets.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses are subsequently less than its respective limit described in the Waiver Agreement, the Adviser shall be entitled to reimbursement by that Fund. If the Funds’ Operating Expenses subsequently exceed 1.42%, 1.24%, and

Horizon Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2015

1.42%, respectively, per annum of the Horizon Active Asset Allocation Fund, the Horizon Active Income Fund, and Horizon Active Risk Assists Fund’s average daily net assets for Class A and Class N shares, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). No amounts will be paid to the Adviser in any fiscal quarter unless the Board determines that reimbursement is in the best interests of the Fund and its shareholders. For the year ended November 30, 2015, the Adviser waived fees and other expenses in excess of the Adviser’s fee in the amount of:

Fund	Waived Fee
Horizon Active Asset Allocation Fund	$392,881
Horizon Active Income Fund	52,219
Horizon Active Risk Assist Fund	189,924

The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through November 30 of the year indicated.

Fund	2016	2017	2018	Total
Horizon Active Asset Allocation Fund	$248,717	$405,601	$392,881	$1,047,199
Horizon Active Income Fund	34,847	66,386	52,219	153,452
Horizon Active Risk Assist Fund	—	15,007	189,924	204,931

Shareholder Services Plan – The Board of Trustees has adopted a shareholder serving plan for Class N Shares (the “Plan”). The Plan allows the Funds to use part of their assets for shareholder servicing expenses. For these services, the Funds pay a fee up to 0.25% of average net assets attributable to Class N Shares of the Fund on an annualized basis. Payments under the Plan are made for the provision of support services to shareholders, including administrative or other shareholder support services such as responding to customer inquiries or assisting the Funds in establishing or maintaining shareholder accounts and records. The entities providing shareholder services may provide such services directly, or may arrange for such services to be provided by another entity that has a servicing relationship with one or more shareholders. However, payments under the Plan are an operating expense of each Fund that is subject to the expense limitation provided by Horizon. Payments under the Plan may vary and are determined by the respective Fund in its sole discretion, in amounts up to 0.25% of the Fund’s average daily net assets attributable to Class N Shares of the Fund on an annualized basis.

Rule 12b-1 – The Trust, with respect to the Funds, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides for the payment of a distribution fee to Northern Lights Distributors, LLC (the “Distributor”) at an annualized rate of 0.25% of the average daily net assets attributable to Class A shares. During the year ended November 30, 2015, the Horizon Active Asset Allocation and Horizon Active Risk Assist Fund Class A shares incurred $3 and $0, respectively, pursuant to the plan. Class N shares do not pay any 12b-1 distribution fees.

Trustees – The Trust pays each Trustee of the Trust who is not an interested person a flat fee of $24,000 per year plus $6,000 for attendance at an in-person quarterly meeting or $1,000 per quarter if participating in the meeting by telephone. In every instance, the cost of the fees are to be allocated among the participating Funds in accordance with a formula that takes into account the overall asset size of each affected Fund. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any direct compensation from the Trust.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Administration, Fund Accounting, Transfer Agent Fees – Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate

Horizon Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2015

servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the year ended November 30, 2015, were as follows:

Fund	Purchases	Sales
Horizon Active Asset Allocation Fund	$1,539,924,286	$1,574,833,943
Horizon Active Income Fund	500,372,805	456,859,871
Horizon Active Risk Assist Fund	1,012,979,270	785,296,916

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended November 30, 2015 and November 30, 2014 was as follows:

	For the period ended November 30, 2015
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Horizon Active Asset Allocation Fund	$14,576,411	$—	$—	$14,576,411
Horizon Active Income Fund	1,900,316	—	—	1,900,316
Horizon Active Risk Assist Fund	1,129	—	—	1,129

	For the period ended November 30, 2014
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Horizon Active Asset Allocation Fund	$23,293,240	$—	$—	$23,293,240
Horizon Active Income Fund	1,393,378	—	153,898	1,547,276
Horizon Active Risk Assist Fund	—	—	—	—

As of November 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undustributed	Undistributed	Capital Loss	Other	Post October	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	Loss and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Horizon Active Asset Allocation Fund	$5,587,588	$1,569,620	$—	$(300,090)	$—	$4,366,639	$11,223,757
Horizon Active Income Fund	23,935	—	(2,530,223)	(2,124)	(215,712)	(266,338)	(2,990,462)
Horizon Active Risk Assist Fund	909,928	—	(7,741,237)	(94,343)	(1,956,182)	(199,828)	(9,081,662)

Horizon Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2015

The difference between book basis and tax basis unrealized appreciation/depreciation, and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and the mark-to-market on section 1256 contacts. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
Horizon Active Asset Allocation Fund	$—
Horizon Active Income Fund	215,712
Horizon Active Risk Assist Fund	1,956,182

At November 30, 2015, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total
Horizon Active Asset Allocation Fund	$—	$—	$—
Horizon Active Income Fund	2,530,223	—	2,530,223
Horizon Active Risk Assist Fund	7,694,668	46,569	7,741,237

Permanent book and tax differences, primarily attributable to the reclass of ordinary income distributions, and adjustments related to non-deductible expenses, publicly traded partnerships, real estate investment trusts, grantor trusts and return of capital distributions from corporations, resulted in reclassification for the period ended November 30, 2015 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Fund	Capital	Income (Loss)	Gains (Loss)
Horizon Active Asset Allocation Fund	$—	$(7,325)	$7,325
Horizon Active Income Fund	(4,774)	90,109	(85,335)
Horizon Active Risk Assist Fund	(53)	(840)	893

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of November 30, 2015, Pershing LLC held the following voting securities for the sole benefit of customers and may be deemed to control the Funds:

Horizon Active Asset Allocation	60.49%
Horizon Active Income	65.04%
Horizon Active Risk Assist	51.49%

7.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV

Horizon Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2015

practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. The practical expedient allows entities to estimate the fair value of certain investments by using the NAV per share as of their measurement date. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements, except as noted below.

On November 25, 2015 the Trust filed a proxy statement with the SEC soliciting Horizon Fund shareholder approval of a proposed Agreement and Plan of Reorganization and Termination, pursuant to which the Horizon Funds, as series of the Trust (the “Old Funds”), would reorganize into separate series of Horizon Funds (“Horizon”), an investment company newly organized as a Delaware statutory trust. Under such Agreement and Plan of Reorganization and Termination, each existing Old Fund would transfer all of its assets into a corresponding newly created series of Horizon (each a “New Fund”). A special meeting of shareholders was held on January 22, 2016 for the purpose of voting on the proposed reorganization. The results of the shareholder vote were as follows:

Horizon Active Asset Allocation Fund
Voted For: 11,481,863
Voted Against: 353,387
Abstained: 3,421,487

Horizon Active Risk Assist Fund
Voted For: 4,512,506
Voted Against: 102,899
Abstained: 1,168724

Horizon Active Income Fund
Voted For: 6,827,687
Voted Against: 140,882
Abstained: 1,990,073

The reorganization will take effect on or about February 5, 2016 and at that time the Horizon Funds will no longer be series of the Trust.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Horizon Funds and
The Board of Trustees of
AdvisorOne Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Horizon Active Asset Allocation Fund, Horizon Active Income Fund and Horizon Active Risk Assist Fund, each a series of AdvisorOne Funds, as of November 30, 2015 and with respect to Horizon Active Asset Allocation Fund, the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period January 31, 2012 (commencement of operations) to November 30, 2012, and with respect to Horizon Active Income, the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period September 30, 2013 (commencement of operations) to November 30, 2013, and with respect to Horizon Active Risk Assist Fund, the related statements of operations for the year then ended and changes in net assets and financial highlights for the year then ended, and for the period August 28, 2014 (commencement of operations) to November 30, 2014. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2015, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Horizon Active Asset Allocation Fund, Horizon Active Income Fund and Horizon Active Risk Assist Fund, as of November 30, 2015, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 28, 2016

Horizon Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)
November 30, 2015

As a shareholder of the Fund you incur ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
	Expense Ratio	6/1/15	11/30/15	Period	11/30/15	Period

Horizion Active Asset Allocation - Class A **	1.42%	$1,000.00	$1,069.60	$3.50	$1,008.53	$3.40
Horizion Active Asset Allocation - Class N *	1.42%	$1,000.00	$966.90	$7.00	$1,017.95	$7.18
Horizon Active Income - Class N *	1.24%	$1,000.00	$985.40	$7.07	$1,018.85	$7.19

Horizon Active Risk Assist - Class A **	1.42%	$1,000.00	$1,034.30	$3.44	$1,008.53	$3.40

Horizon Active Risk Assist - Class N *	1.42%	$1,000.00	$947.40	$6.93	$1,017.95	$7.18

*	Expenses Paid During the Period are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days, and divided by 365 (to reflect the number of days in the period).

**	Expenses Paid During the Period are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 87 days, and divided by 365 (to reflect the number of days in the period).

Horizon Funds
Additional Information (Unaudited)
November 30, 2015

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Gary W. Lanzen 1954	Trustee Since 2003	Retired (since December 31, 2012), President, Orizon Investment Counsel, LLC (2000-2010); Chief Investment Officer, Orizon Investment Counsel, LLC, (2000- 2011).	13	Northern Lights Fund Trust and Northern Lights Variable Trust (121 portfolios), Alternative Strategies Fund; CLA Strategic Allocation Fund
Larry A. Carter 1952	Trustee Since February 2012	Consultant to private equity clients on grain processing industry (since 2004).	13	NONE
John W. Davidson 1946	Trustee Since February 2012	Creator, author and founder of John Davidson’s Economic Comments (2009-Present).	13	NONE
Edward D. Foy 1952	Trustee Since February 2012	President and Chief Investment Officer of Foy Financial Services, Inc. (1987-Present).	13	NONE

Horizon Funds
Additional Information (Unaudited)(Continued)
November 30, 2015

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Todd Clarke(3) 1969	Trustee Since November 2012	Chief Executive Officer and Manager, CLS Investments, LLC (since September 2012); President, CLS Investments, LLC (2004- 2012); Director, Constellation Trust Company (since February 2013); Director, NorthStar CTC Holdings, Inc. (since April 2015); Manager of NorthStar Topco, LLC, NorthStar Financial Services Group, LLC, Orion Advisor Services, LLC, Gemini Fund Services, LLC, Gemini Hedge Fund Services, LLC, Gemini Alternative Funds, LLC, Blu Giant, LLC, Northern Lights Compliance Services, LLC (since April 2015).	13	NONE
Ryan Beach 1977	President Since November 2012	President of the Trust, President, CLS Investments, LLC (since September 2012); President (since October 2015) and Director, Constellation Trust Company; Director NorthStar CTC Holdings, Inc. (since April 2015); Associate General Counsel, NorthStar Financial Services Group, LLC (2011-2012); Attorney, Scudder Law Firm, P.C., L.L.O. (2005- 2011).	N/A	N/A
Brian Nielsen(4) 1972	Secretary and Chief Legal Officer Since 2003	Secretary and Chief Legal Officer of the Trust; General Counsel (from 2001 to 2014) and Secretary (since 2001) of CLS Investments, LLC; General Counsel (from 2001 to 2014) and Secretary (since 2001) of Orion Advisor Services, LLC; Manager (from 2012 to 2015), General Counsel and Secretary (since 2003) of NorthStar Financial Services Group, LLC; CEO (since 2012), General Counsel (from 2003 to 2014) and Secretary (since 2003), Manager (since 2005), President (from 2005 to 2013) of Northern Lights Distributors, LLC; Director, Secretary and General Counsel (since 2004) of Constellation Trust Company; CEO (since 2015), Manager (from 2008 to 2015), General Counsel and Secretary (since 2011), Assistant Secretary (from 2004 to 2011) of Northern Lights Compliance Services, LLC; Trustee (since 2011) of Northern Lights Fund Trust II; General Counsel and Secretary (since 2011) and Assistant Secretary (from 2004 to 2011) of Blu Giant, LLC; General Counsel (from 2012 to 2014) and Secretary (since 2012) and Assistant Secretary (from 2003 to 2012) of Gemini Fund Services, LLC; Manager (since 2012) of Arbor Point Advisors, LLC; General Counsel (from 2013 to 2014) and Secretary (since 2013) of Gemini Hedge Fund Services, LLC; General Counsel (from 2013 to 2014) and Secretary (since 2013) of Gemini Alternative Funds, LLC; Director and Secretary of NorthStar CTC Holdings, Inc. (since April 2015); Director and Secretary of NorthStar Holdings, LLC (2013 to 2015); Assistant Secretary (from 2011 to 2013) of Northern Lights Fund Trust; and Assistant Secretary (from 2011 to 2013) of Northern Lights Variable Trust.	N/A	N/A
Michael J. Wagner 80 Arkay Drive Hauppauge, NY 11788 1950	Chief Compliance Officer Since 2006	President (April 2006-present) of Northern Lights Compliance Services, LLC.	N/A	N/A
Brian Curley 80 Arkay Drive Hauppauge, NY 11788 1972	Treasurer Since October 2014	Vice President (since 2015) and Assistant Vice President (2012 to 2015) of Fund Administration, Gemini Fund Services, LLC; Senior Associate, of Fund Controllers Department at Goldman Sachs Asset Management (2008-2012).	N/A	N/A

(1)	The term of office for each Trustee and officer listed above will continue indefinitely.

(2)	The term “Fund Complex” refers to the AdvisorOne Funds trust, including the series of the Trust that may have filed registration statements with the SEC but may not yet be operational.

(3)	Todd Clarke is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with CLS Investments, LLC (investment adviser to certain funds of the Trust). Mr. Clarke is the brother-in-law of Brian Nielsen.

(4)	Brian Nielsen is the brother-in-law of Todd Clarke.

(5)	The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling 1-855-754-7932.

This Page Intentionally Left Blank.

Investment Adviser
Horizon Investments, LLC
13024 Ballantyne Corporate Place, Suite 225
Charlotte, NC 28277

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7932 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC -0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7932.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c) Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Anthony Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Hertl is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees
FY 2015	$42,750
FY 2014	$38,583

(b)	Audit-Related Fees
FY 2015	$0
FY 2014	$0
Nature of the fees:

(c)	Tax Fees
FY 2015	$9,825
FY 2014	$9,103

Nature of the fees: Preparation of federal and state tax returns and review of annual dividend calculations.

(d)	All Other Fees
	Registrant	Adviser
FY 2015	$0	$0
FY 2014	$0	$0

Nature of the fees:

(e) (1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee is also required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant to the extent that the services are determined to have a direct impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the audit committee.

(2)	Percentages of 2015 Services Approved by the Audit Committee

	Registrant	Adviser

Audit-Related Fees:	0%	0%
Tax Fees:	0%	0%
All Other Fees:	0%	0%

(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser

FY 2015	$9,825	$ None
FY 2014	$9,103	$ None

(h) Not applicable. All non-audit services to the registrant were pre-approved by the Audit Committee for FY 2015.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Funds. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3) Not applicable.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/ Ryan Beach

Ryan Beach, Principal Executive Officer/President

Date 2/5/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ryan Beach

Ryan Beach, Principal Executive Officer/President

Date 2/5/16

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 2/5/16